RIGHT-OF-USE ASSETS AND OPEARTING LEASE LIABILITIES (Details Narrative)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Right-of-use Assets And Opearting Lease Liabilities
Lease description	Office at Central, Hong Kong
Lease term	3 years
Weighted average discount rate	5.375%	5.375%
Weighted average remaining lease term	1 year 10 months 28 days